Condensed Consolidated Statement of Operations and Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Total stock-based compensation	$ 14,493	$ 356
Research and Development [Member]
Total stock-based compensation	3,999	97
Sales and Marketing [Member]
Total stock-based compensation	161	37
General and Administrative [Member]
Total stock-based compensation	10,319	218
Hardware [Member] | Cost of Revenue [Member]
Total stock-based compensation	$ 14	$ 4